Quarterly Holdings Report
for
Fidelity® Municipal Bond Opportunities ETF
October 31, 2025
MCP-NPRT3-1225
1.9917216.100
Municipal Securities - 96.1%
	Principal Amount (a)	Value ($)
Alabama - 5.4%
Education - 0.6%
Alabama St University Rev Series 2025, 5% 9/1/2028 (Assured Guaranty Inc Insured)	475,000	500,538
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	204,812
		705,350
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	100,000	100,959
General Obligations - 4.4%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	675,000	730,975
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	630,000	671,638
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	65,000	68,389
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	545,000	578,428
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	600,000	651,735
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	100,000	109,743
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	360,000	374,869
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	95,000	102,288
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	675,000	718,043
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	380,000	405,168
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	310,000	333,878
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	435,000	472,454
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	650,000	720,072
		5,937,680
Water & Sewer - 0.4%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	546,566
TOTAL ALABAMA		7,290,555
Arizona - 1.0%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	78,095
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	49,080
		127,175
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	100,000	100,123
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	93,442
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	98,110
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	284,499
		476,051
Housing - 0.4%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	78,626	79,147
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	375,000	370,479
		449,626
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	125,000	125,496
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	55,103
		180,599
TOTAL ARIZONA		1,333,574
Arkansas - 1.0%
General Obligations - 1.0%
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 12/1/2039	280,000	209,528
Pea Ridge Ark Sch Dist No 109 2% 2/1/2035	205,000	175,970
Pea Ridge Ark Sch Dist No 109 2% 2/1/2039	220,000	168,322
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	1,115,000	734,347
		1,288,167
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,856
TOTAL ARKANSAS		1,309,023
California - 4.3%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	48,868
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	38,879
		87,747
General Obligations - 1.2%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	140,000	148,687
California Community Choice Financing Authority Series 2025C, 5% 4/1/2029 (American General Life Insurance Co Guaranteed)	500,000	527,648
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	605,000	645,439
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	50,000	49,807
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,614
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,930
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	60,000	38,666
San Diego CA Uni Sch Dist 0% 7/1/2031 (d)	10,000	8,527
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,398
State of California Gen. Oblig. 4% 11/1/2037	50,000	51,805
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	262,520
		1,753,041
Housing - 0.5%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	557,157	553,849
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	97,770	101,073
		654,922
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	15,000	13,880
Resource Recovery - 0.4%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	522,640
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	500,000	52,956
Transportation - 1.7%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (d)	100,000	28,127
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (c)	40,000	41,364
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (c)	15,000	15,566
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	10,000	10,575
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2036 (c)	715,000	803,224
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (c)	500,000	534,145
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)	350,000	395,735
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (c)	250,000	282,836
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	100,000	104,748
		2,216,320
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	500,000	540,579
TOTAL CALIFORNIA		5,842,085
Colorado - 1.6%
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	50,000	52,442
Special Tax - 0.7%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	501,331
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	500,000	504,101
		1,005,432
Transportation - 0.9%
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	210,000	195,400
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	90,000	93,590
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	780,000	875,584
		1,164,574
TOTAL COLORADO		2,222,448
Connecticut - 2.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,641
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	45,000	44,923
		76,564
General Obligations - 0.3%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	50,411
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	19,482
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	80,000	90,615
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,004
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	111,475
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	110,570
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	109,546
		497,103
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,043
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,363
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	381,553
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	504,919
		896,878
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	240,000	254,051
Special Tax - 1.0%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2032	1,025,000	1,175,830
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (e)	100,000	85,752
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (e)	100,000	104,470
		1,366,052
TOTAL CONNECTICUT		3,090,648
District Of Columbia - 0.3%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	40,000	41,004
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	125,439
Health Care - 0.2%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 4% 7/15/2040	270,000	267,000
TOTAL DISTRICT OF COLUMBIA		433,443
District Of Columbia,Virginia - 1.1%
Transportation - 1.1%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	175,000	171,376
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	200,000	203,506
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (c)	1,000,000	1,074,783
		1,449,665
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,449,665
Florida - 5.0%
Education - 0.3%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (e)	100,000	95,817
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	31,281
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	40,000	30,333
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	320,000	232,512
		389,943
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	99,212
General Obligations - 0.3%
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	460,000	454,590
Health Care - 1.4%
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	95,000	86,124
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	180,030
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	55,636
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	1,000,000	1,092,623
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	489,859
		1,904,272
Housing - 0.4%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	15,000	15,019
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	500,000	559,754
		574,773
Resource Recovery - 0.4%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	500,000	502,166
Special Tax - 0.6%
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	750,000	858,595
Transportation - 1.4%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	500,000	498,152
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	930,000	1,018,380
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034	395,000	388,160
		1,904,692
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,384
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	55,569
		108,953
TOTAL FLORIDA		6,797,196
Georgia - 4.4%
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	340,000	341,156
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	105,000	106,588
		447,744
General Obligations - 2.6%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	200,000	212,029
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	500,000	547,613
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	205,588
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	250,000	267,933
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	55,000	58,840
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	45,000	48,834
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	2,000,000	2,172,004
		3,512,841
Health Care - 0.3%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	440,000	346,231
Industrial Development - 0.4%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (e)	535,000	532,212
Other - 0.9%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	340,940
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	399,573
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	432,473
		1,172,986
TOTAL GEORGIA		6,012,014
Hawaii - 1.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,494
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	340,000	343,481
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (c)	500,000	532,017
Water & Sewer - 0.4%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	507,122
TOTAL HAWAII		1,388,114
Illinois - 11.5%
Education - 0.5%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	155,000	142,536
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	350,000	366,959
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	94,289
		603,784
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,063
General Obligations - 3.8%
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	1,000,000	1,045,354
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031 (f)	650,000	680,302
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	101,106
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	10,000	10,208
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	502,441
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	500,000	533,556
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	25,979
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	43,511
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	500,685
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	130,026
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	541,048
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	320,000	348,386
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	310,000	309,630
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	56,244
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	55,229
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	75,000	80,686
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	25,952
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	105,763
		5,096,106
Health Care - 1.7%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2014, 4% 8/1/2038	1,005,000	989,504
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,811
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	195,000	191,785
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	31,844
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	60,000	60,026
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	205,000	181,505
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	10,001
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	540,000	436,546
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,066
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	15,000	14,450
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	10,000	10,217
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	500,000	400,750
		2,357,505
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	106,175
Special Tax - 1.1%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	84,991
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	108,403
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	204,363
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	20,000	15,027
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	15,000	8,799
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	300,000	152,227
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (d)	100,000	38,364
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	311,291
Sales Tax Securitization Corp 3% 1/1/2027	264,000	264,290
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	339,221
		1,526,976
Transportation - 2.8%
Chicago IL Midway Arpt Rev Series 2023A, 5.5% 1/1/2036 (Build America Mutual Assurance Co Insured) (c)	490,000	556,597
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (c)	1,000,000	1,070,052
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	20,000	20,062
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	865,000	815,284
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (c)	630,000	590,511
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	20,000	21,980
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	50,000	54,046
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	130,000	140,216
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(c)(e)	500,000	516,664
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,702
		3,806,114
Water & Sewer - 1.6%
Chicago IL Wtr Rev 5% 11/1/2035	475,000	535,650
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5.25% 7/1/2035	1,475,000	1,597,049
		2,132,699
TOTAL ILLINOIS		15,634,422
Indiana - 0.9%
Education - 0.8%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,346
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	529,741
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	534,989
		1,075,076
Health Care - 0.1%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	145,000	165,023
TOTAL INDIANA		1,240,099
Iowa - 1.0%
Education - 0.8%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	368,337
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2033 (c)	670,000	725,805
		1,094,142
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	9,222
Housing - 0.2%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	225,000	234,908
TOTAL IOWA		1,338,272
Kansas - 0.5%
Special Tax - 0.5%
Garden City KS Sales Tax Rev Series 2025, 4% 6/1/2029 (e)	700,000	693,305
Kentucky - 1.8%
Electric Utilities - 0.1%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	100,735
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	80,000	85,010
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	95,000	95,695
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	419,142
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	509,808
		1,109,655
Health Care - 0.9%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	200,848
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	350,064
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	200,000	201,847
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	350,000	355,284
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	70,871
		1,178,914
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Inc Insured)	20,000	16,041
TOTAL KENTUCKY		2,405,345
Louisiana - 0.8%
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	21,194
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	65,000	47,017
		68,211
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	260,000	261,898
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2032 (c)	85,000	86,250
New Orleans LA Aviation Board 5% 1/1/2034 (c)	175,000	177,296
New Orleans LA Aviation Board 5% 1/1/2038 (c)	60,000	60,482
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	405,000	438,652
		762,680
TOTAL LOUISIANA		1,092,789
Maryland - 0.8%
Education - 0.6%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	150,931
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	337,269
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	382,504
		870,704
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	95,646
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	100,000	94,324
TOTAL MARYLAND		1,060,674
Massachusetts - 1.6%
Education - 0.0%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	100,000	101,049
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,249
		131,298
General Obligations - 0.0%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	22,280
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Inc Insured)	60,000	52,613
		74,893
Health Care - 0.9%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (e)	375,000	374,839
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,867
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	451,803
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2041	305,000	291,704
		1,134,213
Housing - 0.3%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	367,149
Transportation - 0.4%
Massachusetts St Port Auth Rev 5% 7/1/2039 (c)	450,000	474,988
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	30,000	31,702
		506,690
TOTAL MASSACHUSETTS		2,214,243
Michigan - 3.6%
Electric Utilities - 0.4%
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	500,000	529,967
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	105,489
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	5,005
		110,494
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,808
Transportation - 2.3%
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2032 (c)	510,000	565,808
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2033 (c)	515,000	575,394
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2044 (c)	815,000	894,630
Wayne Cnty Mich Arpt Auth Rev Series 2025 F, 5% 12/1/2029 (c)(f)	1,000,000	1,068,664
		3,104,496
Water & Sewer - 0.8%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 B, 5% 7/1/2031	1,000,000	1,124,215
TOTAL MICHIGAN		4,889,980
Minnesota - 0.7%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	154,695
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	292,672
		447,367
Health Care - 0.4%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	315,000	330,707
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	104,071
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	14,776
		449,554
TOTAL MINNESOTA		896,921
Mississippi - 0.0%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	100,000	86,351
Missouri - 1.0%
Housing - 0.4%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	85,000	95,067
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	500,000	508,557
		603,624
Industrial Development - 0.6%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	675,000	717,032
TOTAL MISSOURI		1,320,656
Montana - 0.6%
Health Care - 0.4%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	500,000	537,542
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	265,000	293,195
TOTAL MONTANA		830,737
Nebraska - 0.9%
General Obligations - 0.5%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	135,000	144,732
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	500,000	540,044
		684,776
Housing - 0.4%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	500,000	558,622
TOTAL NEBRASKA		1,243,398
Nevada - 0.0%
General Obligations - 0.0%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	76,597
New Hampshire - 1.0%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (c)	20,000	20,765
General Obligations - 0.9%
Nashua NH Gen. Oblig. 2% 8/1/2037	425,000	344,507
Nashua NH Gen. Oblig. 2% 8/1/2038	430,000	339,459
Nashua NH Gen. Oblig. 2.25% 8/1/2043	650,000	454,810
		1,138,776
Housing - 0.1%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	97,313	93,852
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,006
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,149
		139,007
TOTAL NEW HAMPSHIRE		1,298,548
New Jersey - 2.7%
Education - 0.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	655,000	655,871
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (c)	300,000	321,063
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	85,000	91,939
		1,068,873
Electric Utilities - 0.3%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	344,142
General Obligations - 0.8%
Essex Cnty NJ 2% 8/15/2033	450,000	401,475
New Jersey St Gen. Oblig. 2.375% 6/1/2036	80,000	69,529
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	15,000	12,490
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	80,000	59,410
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	113,583
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	37,702
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	106,335
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	227,096
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	155,000	144,074
		1,171,694
Housing - 0.4%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	500,000	508,386
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	10,097
Tobacco Bonds - 0.4%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	495,000	481,951
Transportation - 0.0%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	68,231
TOTAL NEW JERSEY		3,653,374
New York - 3.2%
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,470
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	250,000	253,604
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	170,000	168,416
		427,490
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	160,011
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	265,000	284,873
New York St Dorm Auth Revs Non St Supported Debt (St Lawrence Lewis Boces Proj.) Series 2020 A, 4% 8/15/2042	250,000	244,238
		689,122
Health Care - 0.6%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	270,588
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	500,000	579,006
		849,594
Housing - 0.4%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	110,000	110,906
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	370,000	370,114
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	35,000	35,010
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	11,535
		527,565
Special Tax - 1.2%
New York NY City Transitional Fin Auth Rev 3% 11/1/2039	510,000	461,091
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	230,000	230,037
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,078
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	752,552
		1,448,758
Tobacco Bonds - 0.1%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	185,000	168,298
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,782
New York Transportation Development Corp (Delta Air Lines 1991 Series J Pass Through Trust Proj.) Series 2020, 4% 10/1/2030 (c)	20,000	20,382
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	20,000	21,051
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	35,000	37,790
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	100,000	102,936
		195,941
TOTAL NEW YORK		4,306,768
North Carolina - 1.4%
Education - 0.4%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (c)	550,000	576,055
Housing - 0.6%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057 (f)	700,000	798,775
Transportation - 0.4%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	500,000	537,409
TOTAL NORTH CAROLINA		1,912,239
North Dakota - 0.5%
Health Care - 0.4%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	52,075
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	520,169
		572,244
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	95,000	102,898
TOTAL NORTH DAKOTA		675,142
Ohio - 2.4%
Education - 0.3%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	32,289
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	202,757
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	101,977
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,853
		341,876
Electric Utilities - 0.6%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	9,213
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	525,458
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	225,000	224,981
		759,652
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	100,000	110,375
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	15,000	16,556
		126,931
Health Care - 1.1%
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2040	425,000	455,498
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	27,362
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	189,849
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2036	305,000	321,582
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	90,689
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 3.25% 1/1/2037	445,000	430,506
		1,515,486
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,322
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	400,000	283,352
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	180,114
TOTAL OHIO		3,212,733
Oklahoma - 0.0%
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	95,000	106,378
Oregon - 0.8%
General Obligations - 0.6%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (c)	780,000	831,820
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,666
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,851
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2030 (c)	225,000	245,277
TOTAL OREGON		1,096,614
Pennsylvania - 4.3%
Education - 0.3%
Lycoming Cnty PA Auth College Rev (Pennsylvania College of Technology Proj.) Series 2016, 3% 10/1/2037	465,000	419,644
General Obligations - 1.4%
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	1,000,000	1,130,085
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	289,760
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	38,373
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	330,000	364,455
		1,822,673
Health Care - 2.1%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	10,057
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	586,512
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	222,619
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,256
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	50,000	50,770
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,200,926
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	97,959
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 4% 3/15/2041	630,000	613,122
		2,792,221
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (c)	270,000	267,931
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	28,083
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2027	5,000	5,008
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	500,000	567,111
		868,133
TOTAL PENNSYLVANIA		5,902,671
Puerto Rico - 0.5%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	500,000	360,679
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,840
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	239,232
		613,751
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	24,000	19,627
TOTAL PUERTO RICO		633,378
Rhode Island - 1.0%
Education - 1.0%
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,200,000	1,256,571
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	55,000	57,592
		1,314,163
TOTAL RHODE ISLAND		1,314,163
South Carolina - 1.6%
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	773,417
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	104,332
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	31,726
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	42,935
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,526
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,627
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	115,622
		1,093,185
Health Care - 0.2%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	207,356
Housing - 0.6%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2031	340,000	373,465
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2031	350,000	386,801
		760,266
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (c)	110,000	115,059
TOTAL SOUTH CAROLINA		2,175,866
South Dakota - 1.1%
Health Care - 0.4%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	500,000	549,949
Housing - 0.7%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	90,000	97,239
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	690,000	788,055
		885,294
TOTAL SOUTH DAKOTA		1,435,243
Tennessee - 1.4%
Electric Utilities - 0.1%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	107,136
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	103,597
		210,733
General Obligations - 0.7%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	342,455
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	450,000	489,768
		832,223
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	340,000	282,947
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,992
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	500,000	538,483
		826,422
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	13,009
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	5,000	5,084
TOTAL TENNESSEE		1,887,471
Texas - 12.3%
Education - 1.5%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (c)	350,000	365,418
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	686,992
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (c)	500,000	526,948
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) Series 2017, 4.5% 10/1/2036	330,000	330,251
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,106
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	49,055
		1,963,770
Electric Utilities - 1.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,340
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	1,000,000	1,056,109
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	548,536
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)(f)	500,000	499,507
		2,109,492
General Obligations - 1.7%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	31,432
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	82,371
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	400,000	452,828
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	600,000	690,425
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	500,000	323,080
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	675,000	640,466
		2,220,602
Health Care - 0.1%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	265,000	256,414
Housing - 0.4%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	25,000	25,319
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	500,000	515,582
		540,901
Industrial Development - 0.7%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.05% 4/1/2040 VRDN (b)	900,000	900,000
Special Tax - 0.2%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2027	400,000	412,145
Transportation - 3.2%
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	475,000	426,015
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	1,990,000	2,024,472
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (c)	500,000	552,478
Fort Bend Grand Parkway Toll Road Authority Series 2021 A, 3% 3/1/2037	580,000	556,542
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	145,000	150,799
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	650,000	706,273
		4,416,579
Water & Sewer - 2.9%
City of Georgetown TX Series 2025, 5% 8/15/2026	350,000	355,906
City of Georgetown TX Series 2025, 5% 8/15/2027	500,000	519,663
City of Georgetown TX Series 2025, 5% 8/15/2028	600,000	637,147
City of Georgetown TX Series 2025, 5.25% 8/15/2050	570,000	601,246
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2031	330,000	366,451
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2044	645,000	680,935
Texas Wtr Dev Brd 3% 10/15/2038	250,000	231,090
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,372
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5% 8/1/2028 (Build America Mutual Assurance Co Insured)	500,000	529,839
		3,927,649
TOTAL TEXAS		16,747,552
Utah - 1.5%
Housing - 0.4%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	500,000	498,240
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	9,822	7,883
		506,123
Special Tax - 0.8%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	500,000	514,643
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	500,000	522,320
		1,036,963
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (c)	270,000	297,292
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	150,000	162,384
		459,676
TOTAL UTAH		2,002,762
Virgin Islands - 0.6%
Transportation - 0.6%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2027	800,000	822,138
Virginia - 1.0%
Education - 0.4%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2050	550,000	578,753
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	495,000	493,341
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	20,000	20,597
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	100,000	98,214
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	35,000	33,570
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (c)	185,000	193,742
		325,526
TOTAL VIRGINIA		1,418,217
Washington - 3.1%
Education - 0.3%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2017, 4% 1/1/2047	310,000	282,450
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	25,000	23,902
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (e)	155,000	160,376
		466,728
Electric Utilities - 0.2%
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	200,000	213,255
General Obligations - 0.8%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	1,002,214
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	57,297
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	16,153
		1,075,664
Health Care - 0.5%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	77,379
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,496
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 5% 8/15/2030	15,000	15,599
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	153,331
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	157,987
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	10,000	9,444
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	275,000	274,999
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	25,000	26,415
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,763
		741,413
Housing - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	45,000	45,448
Transportation - 1.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	5,000	5,074
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	30,000	31,584
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	5,000	5,244
Port Seattle WA Rev Series 2024B, 5% 7/1/2037 (c)	995,000	1,105,487
Port Seattle WA Rev Series C, 5% 5/1/2031 (c)	500,000	514,421
		1,661,810
TOTAL WASHINGTON		4,204,318
West Virginia - 0.8%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	15,000	15,153
Health Care - 0.8%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,134
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	65,782
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	520,000	506,905
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	290,000	259,524
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	30,000	32,874
		1,085,219
TOTAL WEST VIRGINIA		1,100,372
Wisconsin - 1.8%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,223
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	15,000	11,747
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	300,000	321,342
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,038
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	75,632
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	48,976
		462,735
Health Care - 1.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	255,000	196,122
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	93,388
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	300,000	293,933
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	360,000	350,982
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	79,361
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	240,000	194,888
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	47,582
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	720,000	528,606
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	116,632
		1,901,494
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	40,000	40,015
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	115,000	83,950
TOTAL WISCONSIN		2,493,417
TOTAL MUNICIPAL SECURITIES (Cost $127,223,963)		130,591,918

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $5,061,438)	3.44	5,060,426	5,061,438

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $132,285,401)	135,653,356
NET OTHER ASSETS (LIABILITIES) - 0.2%	270,982
NET ASSETS - 100.0%	135,924,338

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,162,028 or 2.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	4,001,785	61,261,321	60,201,668	219,782	-	-	5,061,438	5,060,426	0.2%
Total	4,001,785	61,261,321	60,201,668	219,782	-	-	5,061,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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